Schedule of Share-based Compensation Arrangements by Share-based Payment Award (Details)	12 Months Ended
	Aug. 31, 2017 USD ($) yr	Aug. 31, 2016 USD ($) yr
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 1		$ 247,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 2 | yr		1.8
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 3		0.09
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 4		$ 4,950
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 5		$ 660,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 6 | yr		2.9
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 7		0.23
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 8		$ (85,800)
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 9		$ 1,017,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 10 | yr		3.31
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 11		0.10
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 12		$ 10,175
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 13		$ 275,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 14 | yr		3.43
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 15		0.09
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 16		$ 5,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 17		$ 550,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 18 | yr		3.57
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 19		0.09
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 20		$ 11,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 21		$ 110,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 22 | yr		4.05
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 23		0.17
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 24		$ (7,700)
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 25		$ 300,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 26 | yr		4.62
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 27		0.11
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 28		$ 3,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 29		$ 325,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 30 | yr		4.76
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 31		0.14
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 32		$ (6,500)
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 33		$ 3,485,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 34 | yr		3.45
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 35		0.13
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 36		$ (65,375)
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 1	$ 247,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 2	$ 247,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 3 | yr	0.8
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 4	0.09
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 5	$ 64,125
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 6	248,375
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 7	$ 248,375
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 8 | yr	1.9
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 9	0.23
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 10	$ 30,482
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 11	990,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 12	$ 990,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 13 | yr	2.31
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 14	0.10
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 15	$ 247,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 16	275,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 17	$ 275,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 18 | yr	2.43
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 19	0.09
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 20	$ 71,250
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 21	550,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 22	$ 550,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 23 | yr	2.57
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 24	0.09
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 25	$ 142,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 26	110,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 27	$ 110,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 28 | yr	3.05
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 29	0.17
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 30	$ 19,500
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 31	300,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 32	$ 300,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 33 | yr	3.62
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 34	0.11
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 35	$ 72,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 36	200,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 37	$ 200,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 38 | yr	4.76
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 39	0.37
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 40	$ (4,000)
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 41	400,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 42	$ 100,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 43 | yr	4.81
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 44	0.30
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 45	$ 22,000
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 46	3,320,875
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 47	$ 3,020,875
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 48 | yr	2.81
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 49	0.15
Stock Options Schedule Of Share-based Compensation Arrangements By Share-based Payment Award 50	$ 665,357